Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill
Goodwill

10.Goodwill

The changes in the carrying amount of goodwill were as follows:

Amount
RMB
Balance as of December 31, 2021	10,236
Impairment related to Newsky Wisdom	(10,236)
Balance as of December 31, 2022 and 2023	—

In April 2020, the Group completed the acquisition of 50.5% of equity interests in Newsky Wisdom Treasure (Beijing) Co. Ltd.(“Newsky Wisdom”), a PRC registered company engaged in system-based solutions in the PRC and operated independently from other businesses of the Group. The acquired company offers a suite of products and services helping financial service providers to enhance their system-based risk management capabilities. Goodwill primarily represents the expected synergies from the combined business, which increase the competitiveness and competence in providing relevant services, and the assembled workforce and their knowledge and experiences in the industry. In 2022, the financial performance of Newsky Wisdom was significantly below the forecasts at acquisition as their business development were delayed due to impact of COVID-19. As such, the Group performed quantitative impairment test for this reporting unit and recorded full impairment totaling RMB10,236 for goodwill of Newsky Wisdom in the year ended December 31, 2022. The goodwill carried from the acquisition of Newsky Wisdom was fully impaired and recorded in impairment of goodwill and intangible assets acquired from business combination in the consolidated statements of comprehensive loss for the year ended December 31, 2022.

In May 2023, the Group entered into a share transfer agreement with the founder and minority shareholder of Newsky Wisdom. According to the share transfer agreement, the Group transferred 35.5% shares to the founder of Newsky Wisdom with a cash consideration of RMB9.0 million and consequently became a minority shareholder of Newsky Wisdom, and the Group no longer has control over Newsky Wisdom. In August 2023, the Group entered into a share transfer agreement with a third-party buyer to sell its remaining 15% equity interests in Newsky Wisdom with a cash consideration of RMB9.0 million. These share transfer transactions were completed within 2023. All of the considerations were received by the Group and the related investment gain of RMB12.6 million in total was recognized in others, net in the consolidated statements of comprehensive loss for the year ended December 31, 2023.